Other non-current assets	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Other non-current assets
12.	Other non-current assets
Other
non-current
assets consist of the following:

	As at March 31,
	2020		2020			2019
	(In millions)
Taxes recoverable, statutory deposits and dues from government	US$	94.3	Rs.	7,137.1		Rs.	10,819.0
Prepaid rentals on operating leases		—		—	*		3,625.7
Prepaid expenses		11.2		848.6			7,684.2
Employee benefits		505.0		38,210.8			46.2
Others		49.5		3,748.6			3,353.4

Total	US$	660.0	Rs.	49,945.1		Rs.	25,528.5

*	Refer Note 14